Consolidated statements of operations and comprehensive loss (Details Narrative)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 € / shares $ / shares	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 shares
Statement [Line Items]
Exercise price for options outstanding | $ / shares	$ 0.01	$ 0.01		$ 0.01
Number of stock options awarded	75,000
Number of stock options granted	1,219,074
Increase in maximum annual number of shares percentage	4.00%		3.00%
Research and develpment expense benefit | €			€ 64,000.0
General and administrative expense benefit | €			€ 72,900.0
Weighted average number of shares outstanding	41,629,974		27,064,902		26,004,519
Decrease in interest income | $	$ 778
Allowance for credit loss	$ 44,000		€ 126,000
Weighted average remaining contractual life	1 year 5 months 5 days		2 years 5 months 5 days
Weighted average fair valuee options granted during the year | € / shares		$ 3.37	€ 3.40
Weighted average fair valuee options granted during the year | $ / shares	$ 3.99			$ 3.88
Exercise price range minimum, Euro | (per share)	2.01		1.86
Exercise price range maximum, Euro | (per share)	20.09		18.54
Exercise price range maximum, Dollar | (per share)	22.75		22.75
Exercise price range minimum, Dollar | (per share)	$ 2.28		€ 2.28
Average volatility rate	115.00%		128.00%		135.00%
Two Thousands Seventeen Long Term Incentive Plan [Member]
Statement [Line Items]
Weighted average remaining contractual life	6 years 2 months 4 days		5 years 4 months 17 days
Conversion rate	0.8829	0.8829		0.8449
Average rate | (per share)	$ 0.8149		€ 0.8762
Maximum number of common shares available for grant	2,341,097
Executive Management
Statement [Line Items]
Number of stock options granted	1,134,436
Number of stock options forfeited	36,400
InflaRx GmbH [Member]
Statement [Line Items]
Weighted average remaining contractual life	9 years 11 months 8 days		10 years 11 months 4 days
Conversion rate	0.8829	0.8829		0.8449
Average rate | (per share)	$ 0.8149		€ 0.8762